Segmental Analysis - Reconciliation of Total Segments Adjusted Profit Before Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segments [Abstract]
Total segments adjusted profit before tax	$ 418.1	$ 321.1	$ 230.0
Goodwill impairment charge	0.0	0.0	(10.7)
Bargain purchase gains	3.6	0.0	0.3
Amortization of acquired brands and customer lists	(6.9)	(5.5)	(2.1)
Activities relating to shareholders	0.0	(2.4)	(3.1)
Employer tax on vesting of the growth shares	0.0	(2.2)	0.0
Owner fees	(0.4)	(2.4)	(6.0)
IPO preparation costs	0.0	(8.6)	(10.1)
Fair value of the cash settlement option on the growth shares	0.0	(2.3)	0.0
Public offering of ordinary shares	(1.3)	(1.9)	0.0
Acquisition costs	(1.5)	0.0	(1.8)
Profit before tax from continuing operations	$ 411.6	$ 295.8	$ 196.5